EARNINGS PER UNIT	12 Months Ended
Dec. 31, 2016
EARNINGS PER UNIT

NOTE 14 – EARNINGS PER UNIT

Basic and diluted earnings per unit are computed using the two-class method, which is an earnings allocation method that determines earnings per unit for member units and profit interest units. The undistributed earnings are allocated between member units and profit interest units as if all earnings had been distributed during the period. Member units and profit interest units have equal rights to undistributed earnings. Profit interest units do not participate in losses. As such, in the event of an operating loss, the anti-dilutive profit interests and the Restricted Class A Units are excluded from the participating units.

Basic earnings (loss) per unit is calculated by taking net earnings (loss) attributable to Trilogy International Partners LLC, divided by the basic weighted average units outstanding. The weighted average units outstanding includes redeemable units recorded in mezzanine equity. In the event of a net loss, the profit interest units are subtracted from the weighted average units outstanding.

Diluted earnings (loss) per unit is calculated by taking net earnings (loss) attributable to Trilogy International Partners LLC, divided by the diluted weighted average units outstanding. In the event of a net loss, the profit interest units are subtracted from the weighted average units outstanding. As discussed above, anti-dilutive items are excluded from consideration in the calculation.

Class A and B units are treated as one class as the rights, obligations and income (loss) is allocated based on their respective unit percentage. Class A and B units diverge in the voting rights associated with each (see Note 12 – Members’ Interest).

The following table presents the calculation of basic and diluted net loss per unit attributable to Trilogy International Partners LLC (in thousands, except unit and per unit amounts):

	Year Ended December 31,
	2016	2015	2014
Loss from continuing operations attributable to Trilogy International Partners LLC	$(48,195)	$(42,409)	$(34,563)
Gain (loss) from discontinued operations attributable to Trilogy International Partners LLC	50,303	(9,738)	(12,491)

Net income (loss) attributable to Trilogy International Partners LLC	$2,108	$(52,147)	$(47,054)

Basic
Basic weighted average units outstanding	356,424	355,623	355,623
Less: weighted average Class C – profit interest units	(12,981)	(12,981)	(12,981)

Basic weighted average units outstanding	343,443	342,642	342,642

Diluted
Basic weighted average units outstanding	343,443	342,642	342,642
Dilutive potential common shares(1)	—	—	—

Diluted weighted average units outstanding	343,443	342,642	342,642

Net loss per unit from continuing operations:
Basic	$(140.33)	$(123.77)	$(100.87)
Diluted	$(140.33)	$(123.77)	$(100.87)

Net earnings (loss) per unit from discontinued operations:
Basic	$146.47	$(28.42)	$(36.45)
Diluted	$146.47	$(28.42)	$(36.45)

(1)	Diluted earnings per unit includes any dilutive impact of profit interest units, stock options, restricted stock units, performance-based restricted stock units and performance awards.

The Class C units are treated as profit interests, since they do not participate in losses. Profits are shared across the unit holders based on unit percentage across Class A, B and C units, once losses allocated to Class A and B unit holders are recovered. The following table includes the weighted average number of C units that may be dilutive in the future, upon the recovery of historical losses allocated to the Class A and B unit holders:

	Year Ended December 31,
	2016	2015	2014
Class C Units – profit interest units that do not participate in losses	12,981	12,981	12,981
Units excluded from calculation of diluted net earnings (loss)	12,981	12,981	12,981